Income Tax (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Deferred tax liabilities
Deferred tax asset
Net operating loss carryforward	6,230,296	5,043,944	$ 4,008,863
Valuation allowance	(6,230,296)	(5,043,944)	$ (4,008,863)
Net deferred tax asset